Private Placement Financing (2015) - Additional Information (Detail) - USD ($)				1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 02, 2015	Jul. 02, 2015	Jun. 30, 2015	Jun. 30, 2015	Feb. 04, 2014	Jan. 30, 2014	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014	Aug. 06, 2015	Apr. 19, 2013
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues	454,387
Share Price										$ 0.35
Common Stock, Par or Stated Value Per Share							$ 0.001	$ 0.001	$ 0.001
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.75
Fair Value Of Derivative Liabilities In Excess Of Proceeds								$ 0	$ (7,541,693)
2014 Investor
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues	454,387
Proceeds from Issuance of Common Stock	$ 100,000
2015 Investor
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues		454,387		13,936,367
Proceeds from Issuance of Common Stock		$ 100,000		$ 3,066,000
2015 Investor | Common Stock [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues		454,387
Series D Warrants
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.25	$ 0.25
Series A and Series C Warrants [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues								13,936,367
Proceeds from Issuance of Common Stock								$ 3,066,000
2014 Private Placement
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues			14,390,754			11,400,000
Share Price						$ 0.25		$ 0.22
Common Stock, Par or Stated Value Per Share					$ 0.001			$ 0.001
Proceeds from Issuance of Common Stock			$ 3,200,000			$ 2,850,000
Fair Value Of Derivative Liabilities In Excess Of Proceeds					$ 7,541,693			$ 3,052,064
2014 Private Placement | Series D Warrants
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.25
2015 Private Placement [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues				13,936,367			14,390,754
Share Price							$ 0.22
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Proceeds from Issuance of Common Stock							$ 3,100,000
Fair Value Of Derivative Liabilities In Excess Of Proceeds		$ 99,511
Stock Issued During Period, Value, New Issues		$ 454		$ 13,936
2015 Private Placement [Member] | Series D Warrants
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.25